Investments Accounted for Using the Equity Method - Additional Information (Detail)		12 Months Ended
	Jun. 09, 2016	Dec. 31, 2017 CLP ($)	Sep. 14, 2016 CLP ($)	Sep. 14, 2016 USD ($)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest acquired	20.00%
Consideration transferred			$ 132,820,800,000	$ 197,365,113.2
Joint Ventures [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Consideration transferred		$ 0
Associates [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Consideration transferred		0
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Impairment loss		$ 69,066,857,000